Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Trading Symbol	HLT
Entity Registrant Name	Hilton Worldwide Finance LLC
Entity Central Index Key	0001617386
Entity Filer Category	Non-accelerated Filer